UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: July 1, 2015 – June 30, 2016

Item 1. Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the one-year period ended June 30, 2016 with respect to which the Diversified Assets Portfolio, Municipal Portfolio, Tax-Exempt Portfolio, Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, Prime Obligations Portfolio or Liquid Assets Portfolio was entitled to vote. Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: August 30, 2016